Leases - Movements of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance at beginning of period	€ 1,051	€ 974
Repayment of lease liabilities	(733)	(564)	€ (521)
New lease contracts	254	641
Balance at end of period	€ 572	€ 1,051	€ 974